SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term investments
Short-term investments	$ 36,769		¥ 293,533		¥ 252,805
Change in fair value of available-for-sale investments	$ 1,270	¥ 8,734	5,181	¥ 1,415
Realized gains transferred from other comprehensive income to other income (loss)		10,869	1,154	0
Impairment charges		¥ 0	0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments			¥ 293,533		¥ 252,805